Reconciliation of Geographic Revenues to External Revenues by Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues		$ 2,779,541	$ 2,446,877	$ 2,064,305
Total revenues, percentage		100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Total revenues		$ 2,110,044	$ 1,770,199	$ 1,454,042
Total revenues, percentage		75.90%	72.30%	70.40%
Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 304,650	$ 305,089	$ 294,577
Total revenues, percentage	[1]	11.00%	12.50%	14.30%
Canada
Segment Reporting Information [Line Items]
Total revenues		$ 289,083	$ 290,496	$ 243,153
Total revenues, percentage		10.40%	11.90%	11.80%
Mexico
Segment Reporting Information [Line Items]
Total revenues		$ 16,558	$ 16,216	$ 16,513
Total revenues, percentage		0.60%	0.70%	0.80%
Other
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 59,206	$ 64,877	$ 56,020
Total revenues, percentage	[1]	2.10%	2.70%	2.70%
North America Services
Segment Reporting Information [Line Items]
Total revenues		$ 1,305,999	$ 1,102,316	$ 987,006
North America Services | United States
Segment Reporting Information [Line Items]
Total revenues		981,588	778,766	712,252
North America Services | Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	796	781	774
North America Services | Canada
Segment Reporting Information [Line Items]
Total revenues		288,728	290,248	242,975
North America Services | Mexico
Segment Reporting Information [Line Items]
Total revenues		16,558	16,216	16,513
North America Services | Other
Segment Reporting Information [Line Items]
Total revenues	[1]	18,329	16,305	14,492
International Services
Segment Reporting Information [Line Items]
Total revenues		344,030	352,196	334,764
International Services | Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	303,832	304,308	293,803
International Services | Other
Segment Reporting Information [Line Items]
Total revenues	[1]	40,198	47,888	40,962
Merchant Services
Segment Reporting Information [Line Items]
Total revenues		549,135	509,679	534,683
Merchant Services | United States
Segment Reporting Information [Line Items]
Total revenues		548,079	508,747	533,939
Merchant Services | Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	22
Merchant Services | Canada
Segment Reporting Information [Line Items]
Total revenues		355	248	178
Merchant Services | Other
Segment Reporting Information [Line Items]
Total revenues	[1]	679	684	566
NetSpend
Segment Reporting Information [Line Items]
Total revenues		580,377	482,686	207,851
NetSpend | United States
Segment Reporting Information [Line Items]
Total revenues		$ 580,377	$ 482,686	$ 207,851

[1]	Revenues are impacted by movements in foreign currency exchange rates